Business Combination - Additional Information (Details)	Oct. 12, 2023	Feb. 03, 2023
Magnum E-commerce Kazakhstan LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		51.00%
Percentage of additional voting equity interests acquired		39.01%
Kolesa JSC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	39.758%